RELATED PARTY TRANSACTIONS AND BALANCES (Schedules of Balances and Transactions with Related Parties) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balances with related parties:
Other accounts receivable and prepaid expenses (Note 4)		$ 10	$ 10
Other accounts payable and accrued expenses (Note 7)		12	1,220
Other accounts payable and accrued expenses (Note 7)	[1]	62
Transactions with related parties:
Revenues derived from a related party			14	$ 33
Amounts charged by related parties:
Cost of revenues		33	36	37
Operating expenses		197	142	139
Total amounts charged by related parties		$ 230	$ 178	$ 176

[1]	The Company recorded a compensation provision for two of the Company's officers who terminated their employment during 2017, but who are owed compensation payments payable in 2018.